LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of supplemental information related to operating leases

	Years Ended December 31,
	2021	2022
Lease cost:
Operating fixed lease cost	4,074	4,186
Finance lease cost
— Amortization of ROU assets	79	93
— Interest on lease liabilities	96	116
Short term lease cost	0	0
Operating variable lease cost	(25)	(144)
Total lease cost	4,224	4,251

Other information:
Weighted average remaining lease term
Operating leases	13 years	13 years
Finance leases	28 years	28 years
Weighted average discount rate
Operating leases	6.31%	6.28%
Finance leases	3.97%	3.98%

Schedule of maturities of operating and finance lease liabilities

As of December 31, 2022, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2023	4,209	142
2024	4,196	146
2025	3,989	146
2026	3,793	148
2027	3,605	151
Thereafter	24,547	3,539

Total minimum lease payments	44,339	4,272

Less: amount representing interest	12,929	1,718

Present value of minimum lease payments	31,410	2,554

As of December 31, 2021, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter were as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2022	4,055	140
2023	4,066	155
2024	4,037	157
2025	3,871	157
2026	3,655	158
Thereafter	26,035	3,824

Total minimum lease payments	45,719	4,591

Less: amount representing interest	14,079	1,866

Present value of minimum lease payments	31,640	2,725

Schedule of supplemental cash flow information related to leases

	Years Ended December, 31
	2021	2022
Cash paid for amounts included in the measurement of operating lease liabilities	3,770	3,295
Cash paid for amounts included in the measurement of finance lease liabilities	92	106
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	2,565	1,010
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	501	(161)
Non-cash right-of-use assets obtained in acquisition for operating lease	1,710	171
Non-cash lease liabilities obtained in acquisition for operating lease	1,692	144